BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other current financial liabilities	$ 339,441	$ 307,136
Current lease liabilities	49,603	63,640
Trade and other current payables	731,456	626,504
Accounts payable to related companies	2,577	3,739
Other current provisions	337	386
Current tax liabilities	127,981	44,672
Current provisions for employee benefits	4,593	6,786
Other current non-financial liabilities	173,654	44,730
Total Current Liabilities	1,429,642	1,097,593
Other non-current financial liabilities	5,374,864	5,714,728
Non-current lease liabilities	113,701	148,115
Other non-current payables	2,272	0
Other non-current provisions	29,549	30,450
Deferred tax liabilities	1,747,805	1,463,886	$ 1,360,187
Non-current provisions for employee benefits	67,967	74,609
Other non-current non-financial liabilities	77,006	83,303
Total Non-Current Liabilities	7,413,164	7,515,091
Total Liabilities	8,842,806	8,612,684	$ 8,490,615
US dollars [Member]
Statement [Line Items]
Other current financial liabilities	225,502	230,230
Current lease liabilities	9,140	13,687
Trade and other current payables	284,690	153,860
Accounts payable to related companies	230	236
Other current provisions	337	386
Current tax liabilities	7,201	152
Current provisions for employee benefits	0	0
Other current non-financial liabilities	131,214	6,616
Total Current Liabilities	658,314	405,167
Other non-current financial liabilities	3,917,343	4,070,126
Non-current lease liabilities	69,905	74,135
Other non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	1,664,506	1,388,713
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	29
Total Non-Current Liabilities	5,651,754	5,533,003
Total Liabilities	6,310,068	5,938,170
Euro [Member]
Statement [Line Items]
Other current financial liabilities	66,707	32,697
Current lease liabilities	107	84
Trade and other current payables	10,834	11,924
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	7,655	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	73	58
Total Current Liabilities	85,376	44,763
Other non-current financial liabilities	442,833	498,484
Non-current lease liabilities	159	230
Other non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	442,992	498,714
Total Liabilities	528,368	543,477
Brazilian Real [Member]
Statement [Line Items]
Other current financial liabilities	884	753
Current lease liabilities	4,208	3,292
Trade and other current payables	79,653	80,607
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	4,339	5,298
Current provisions for employee benefits	0	0
Other current non-financial liabilities	24,680	25,726
Total Current Liabilities	113,764	115,676
Other non-current financial liabilities	26,880	657
Non-current lease liabilities	17,694	14,833
Other non-current payables	2,272
Other non-current provisions	3,489	4,238
Deferred tax liabilities	77,637	68,788
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	76,982	83,249
Total Non-Current Liabilities	204,954	171,765
Total Liabilities	318,718	287,441
Argentine Pesos [Member]
Statement [Line Items]
Other current financial liabilities	133	0
Current lease liabilities	0	0
Trade and other current payables	16,616	11,336
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	44,856	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	4,679	4,118
Total Current Liabilities	66,284	15,454
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Other non-current payables	0
Other non-current provisions	26,060	26,212
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	14	14
Total Non-Current Liabilities	26,074	26,226
Total Liabilities	92,358	41,680
Mexican Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	1,391	426
Trade and other current payables	27,889	26,400
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	11,803	190
Current provisions for employee benefits	0	0
Other current non-financial liabilities	7,195	2,382
Total Current Liabilities	48,278	29,398
Other non-current financial liabilities	0	0
Non-current lease liabilities	2,377	218
Other non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	5,662	6,385
Non-current provisions for employee benefits	842	1,069
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	8,881	7,672
Total Liabilities	57,159	37,070
Other Country Currencies [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	63	148
Trade and other current payables	8,363	7,485
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	24
Current provisions for employee benefits	0	0
Other current non-financial liabilities	739	1,319
Total Current Liabilities	9,165	8,976
Other non-current financial liabilities	0	0
Non-current lease liabilities	107	171
Other non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	107	171
Total Liabilities	9,272	9,147
Chilean Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	26,944	32,554
Trade and other current payables	268,624	298,908
Accounts payable to related companies	2,347	3,503
Other current provisions	0	0
Current tax liabilities	52,127	39,008
Current provisions for employee benefits	4,593	6,786
Other current non-financial liabilities	5,074	4,511
Total Current Liabilities	359,709	385,270
Other non-current financial liabilities	0	0
Non-current lease liabilities	11,334	44,604
Other non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	67,125	73,540
Other non-current non-financial liabilities	10	11
Total Non-Current Liabilities	78,469	118,155
Total Liabilities	438,178	503,425
Unidad de Fomento [Member]
Statement [Line Items]
Other current financial liabilities	46,215	43,456
Current lease liabilities	7,750	13,449
Trade and other current payables	34,787	35,984
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total Current Liabilities	88,752	92,889
Other non-current financial liabilities	987,808	1,145,461
Non-current lease liabilities	12,125	13,924
Other non-current payables	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	999,933	1,159,385
Total Liabilities	$ 1,088,685	$ 1,252,274